Disposals and other non-operating items - Summary of disposals and other non-operating item (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disposals and other non-operating items
Revaluation of investments	£ 12	£ (2)	£ (11)
Loss on disposal of businesses	(3)	(4)	(61)
Net loss on disposals and other non-operating items	£ 9	£ (6)	£ (72)